Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that no events that would have required adjustment or disclosure in the consolidated financial statements except the following:

In April 2023, the Company completed its IPO in the United States, issued 2,416,667 ordinary shares at a public offering price of US$6.00 per share with net proceeds from the IPO of approximately US$13,002. The ordinary shares began trading on the Nasdaq Capital Market on Aril 20, 2023, under the ticker symbol “UCAR”.

In September and December 2022, Youpin and AHYS respectively were implicated as outsiders in a lawsuit in relation to a private equity institution. However, Youpin and AHYS have actually terminated the investment agreement with the private equity institution and partially refunded the investment funds. Youpin and AHYS have filed a notice of appeal in 2023. To the date of this report, this case is in the appeal review and filing stage.

AHYS was sued by Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (“Chenhui”) in relation to the equity transfer transaction between AHYS and Chenhui. On May 30, 2023, AHYS and Chenhui entered into a settlement agreement. AHYS agreed to pay attorney fees, equity transfer fee and arbitration fee with a total of RMB1,281 (US$186) before December 31, 2023.

ZJ Youguan was a party of a lawsuit commenced by WuYi Transportation Construction, for its failure to repay the loan payables discussed within Note 16. LOAN PAYABLES. ZJ Youguan lost the first trial on March 20, 2023. Based on the agreement by both parties on June 13, 2023, ZJ Youguan reached a settlement with WuYi Transportation Construction that remaining RMB6,500 (US$1,020) loan payables shall be repaid before December 15, 2023.

Youpin SD sued one of its vehicle sourcing service providers Inner Mongolia Zhonglutong Trading Co., Ltd. for failing to deliver vehicles as scheduled to Youpin SD’s customer. Youpin SD won the case on September 8, 2022. On March 23, 2023, both parties entered into a settlement agreement, and the supplier agreed to return the deposit and liquidated damages with a total of RMB2,746 (US$398).

Youpin was sued by Beijing Hengyuan Xinye Information Technology Co., Ltd. (“Hengyuan Xinye”) who is the creditor of Nanmu (Shanghai) Finance Leasing Co., Ltd., a business partner of Youpin, for providing joint and several liability guarantee for Nanmu (Shanghai) Financial Leasing Co., Ltd by Youpin. On December 30, 2021, Youpin won the first trial. As of the date of this report, the case is currently on appeal.